UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21471

Nuveen Tax-Advantaged Total Return Strategy Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 143.9% (95.8% of Total Investments)

	COMMON STOCKS – 100.7% (67.0% of Total Investments)

	Air Freight & Logistics – 1.6%

69,870	Deutsche Post AG, (2)	$3,060,255

	Airlines – 1.8%

62,400	Delta Air Lines, Inc., (3)	3,420,144

	Automobiles – 1.7%

37,630	Daimler AG, (2)	3,206,076

	Banks – 18.5%

1,056,555	AIB Group PLC	6,359,785
466,717	Bank of Ireland Group PLC, (2)	4,073,821
99,000	CIT Group Inc., (3)	5,098,500
88,900	Citigroup Inc., (3)	6,000,750
287,490	ING Groep N.V., ADR, (3)	4,867,206
28,232	JP Morgan Chase & Co.	3,104,673
68,425	The Bank of NT Butterfield and Son Limited, (3)	3,070,914
1,598,000	Unicaja Banco SA, 144A, (2), (4)	2,754,070
	Total Banks	35,329,719

	Biotechnology – 1.6%

40,590	Gilead Sciences, Inc.	3,060,080

	Capital Markets – 7.0%

151,000	Ares Capital Corporation, (3)	2,396,370
46,000	Aurelius AG, (2)	3,208,109
277,000	Deutsche Boerse AG, ADR, (2), (3)	3,775,510
224,200	UBS Group AG, (2)	3,950,162
	Total Capital Markets	13,330,151

	Chemicals – 4.5%

270,000	CVR Partners LP, (3)	877,500
120,200	DowDuPont, Inc., (3)	7,657,942
	Total Chemicals	8,535,442

	Diversified Financial Services – 1.4%

291,000	Challenger Limited, (2)	2,606,143

	Diversified Telecommunication Services – 4.3%

103,045	Nippon Telegraph and Telephone Corporation, ADR, (2)	4,796,745
2,300	Nippon Telegraph and Telephone Corporation, (2)	105,916
211,400	Telefonica Brasil SA	3,227,237
	Total Diversified Telecommunication Services	8,129,898

	Electric Utilities – 2.4%

135,020	FirstEnergy Corp., (5)	4,592,030

	Electrical Equipment – 1.3%

29,980	Eaton PLC, (3)	2,395,702

	Energy Equipment & Services – 0.0%

3,347	Ocean Rig UDW Inc., (4)	84,445

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)	Value

	Equity Real Estate Investment Trusts – 0.8%

257,900	Colony Northstar, Inc.	$1,449,398

	Food Products – 1.7%

300,534	Orkla ASA, ADR, (2)	3,250,275

	Gas Utilities – 1.1%

365,700	Italgas SPA, (2)	2,185,181

	Health Care Providers & Services – 0.0%

6,594	Millennium Health LLC, (4)	132

	Household Durables – 2.0%

204,800	Sekisui House, Ltd., (2)	3,737,809

	Industrial Conglomerates – 2.6%

62,000	General Electric Company, (3)	835,760
32,655	Siemens AG, (2)	4,166,689
	Total Industrial Conglomerates	5,002,449

	Insurance – 9.6%

92,525	Ageas, (2)	4,774,708
165,400	Allinaz S.E, ADR, (2), (3)	3,752,926
54,285	CNA Financial Corporation, (3)	2,678,965
83,655	NN Group NV, (2)	3,716,786
24,020	Renaissance Re Holdings, Limited, (3)	3,327,010
	Total Insurance	18,250,395

	Media – 2.2%

2,099	Metro-Goldwyn-Mayer, (4)	203,603
156,400	National CineMedia, Inc.	811,716
3,185	Tribune Media Company	318
100,200	Viacom Inc., Class B, (3)	3,112,212
	Total Media	4,127,849

	Multi-Utilities – 3.3%

263,600	Veolia Environment S.A., (2)	6,262,442

	Oil, Gas & Consumable Fuels – 6.1%

28,595	Chevron Corporation, (3)	3,260,974
217,200	Enterprise Products Partnership LP, (3)	5,317,056
9	Southcross Holdings Borrower LP, (4)	2,700
53,050	Total SA, Sponsored ADR, (3)	3,060,454
	Total Oil, Gas & Consumable Fuels	11,641,184

	Pharmaceuticals – 8.0%

77,000	AstraZeneca PLC, ADR	2,692,690
171,600	GlaxoSmithKline PLC, ADR, (3)	6,704,412
104,660	Roche Holdings AG, Sponsored ADR, (2)	2,995,893
58,600	Takeda Chemical Industries, (2)	2,854,413
	Total Pharmaceuticals	15,247,408

	Real Estate Management & Development – 2.5%

387,900	Great Eagle Holdings Limited, (2)	1,976,020
1,781,500	Sino Land Company Limited, (2)	2,887,545
	Total Real Estate Management & Development	4,863,565

	Road & Rail – 1.9%

26,396	Union Pacific Corporation, (3)	3,548,414

Shares	Description (1)						Value

	Semiconductors & Semiconductor Equipment – 3.3%

216,700	Cypress Semiconductor Corporation						$3,675,232
95,485	Infineon Technologies AG, (2)						2,567,899
	Total Semiconductors & Semiconductor Equipment						6,243,131

	Software – 5.8%

40,117	Microsoft Corporation, (3)						3,661,479
163,900	Oracle Corporation, (3)						7,498,425
	Total Software						11,159,904

	Specialty Retail – 1.1%

534,400	Kingfisher PLC, (2)						2,192,269

	Tobacco – 2.6%

144,185	Imperial Brands PLC, ADR, (2)						4,996,010
	Total Common Stocks (cost $165,468,431)						191,907,900

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 25.7% (17.1% of Total Investments) (6)

	Aerospace & Defense – 0.3%

$491	Transdigm, Inc., Term Loan F	4.773%	1-Month LIBOR	2.750%	6/09/23	Ba2	$493,239

	Airlines – 0.5%

495	American Airlines, Inc., Term Loan B	3.777%	1-Month LIBOR	2.000%	12/14/23	BB+	495,931
475	Delta Air Lines, Inc., Term Loan B1	4.322%	1-Month LIBOR	2.500%	10/18/18	Baa2	477,971
970	Total Airlines						973,902

	Biotechnology – 0.4%

743	Grifols, Inc., Term Loan B	3.986%	1-Week LIBOR	2.250%	1/31/25	BB	745,964

	Building Products – 0.2%

432	Quikrete Holdings, Inc., Term Loan B	4.627%	1-Month LIBOR	2.750%	11/15/23	BB–	434,684

	Capital Markets – 0.3%

488	RPI Finance Trust, Term Loan B6	4.302%	3-Month LIBOR	2.000%	3/27/23	BBB–	490,824

	Chemicals – 1.1%

655	Axalta Coating Systems, Term Loan, First Lien	4.302%	3-Month LIBOR	2.000%	6/01/24	BBB–	657,183
498	H.B. Fuller Company, Term Loan B	4.072%	1-Month LIBOR	2.250%	10/20/24	BB+	500,517
199	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	202,112
668	Univar, Inc., Term Loan B	4.377%	1-Month LIBOR	2.500%	7/01/24	BB	673,220
2,020	Total Chemicals						2,033,032

	Commercial Services & Supplies – 0.1%

231	West Corporation, Term Loan B, (DD1)	5.877%	1-Month LIBOR	4.000%	10/10/24	BB+	233,864

	Communications Equipment – 0.1%

192	CommScope, Inc., Term Loan B	3.877%	1-Month LIBOR	2.000%	12/29/22	Baa3	193,372

	Containers & Packaging – 0.9%

372	Berry Global, Inc., Term Loan Q	3.823%	1-Month LIBOR	2.000%	10/01/22	BBB–	374,166
1,258	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.627%	1-Month LIBOR	2.750%	2/05/23	B+	1,265,195
1,630	Total Containers & Packaging						1,639,361

	Diversified Financial Services – 0.3%

7	Fieldwood Energy LLC, DIP Term Loan, (11)	1.000%	N/A	N/A	8/15/18	N/R	7,073
169	Travelport LLC, Term Loan B	4.401%	2-Month LIBOR	2.500%	3/09/25	B+	170,001
410	Veritas US, Inc., Term Loan B1	6.802%	3-Month LIBOR	4.500%	1/27/23	B+	409,426
586	Total Diversified Financial Services						586,500

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	Diversified Telecommunication Services – 0.8%

$997	CenturyLink, Inc., Term Loan B	4.627%	1-Month LIBOR	2.750%	1/31/25	BBB–	$982,852
261	Intelsat Jackson Holdings, S.A., Term Loan B	5.706%	3-Month LIBOR	3.750%	11/30/23	B1	261,534
40	Intelsat Jackson Holdings, S.A., Term Loan B4	6.456%	3-Month LIBOR	4.500%	1/02/24	B1	41,229
64	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	64,934
262	WideOpenWest Finance LLC, Term Loan B	5.104%	1-Month LIBOR	3.250%	8/18/23	B	257,210
1,624	Total Diversified Telecommunication Services						1,607,759

	Electric Utilities – 0.3%

402	Vistra Operations Co., Term Loan B	4.377%	1-Month LIBOR	2.500%	8/04/23	BB+	405,180
71	Vistra Operations Co., Term Loan C	4.377%	1-Month LIBOR	2.500%	8/04/23	BB+	71,984
473	Total Electric Utilities						477,164

	Energy Equipment & Services – 0.0%

15	Ocean Rig UDW, Inc., Term Loan	8.000%	N/A	N/A	9/20/24	B	15,658

	Equity Real Estate Investment Trusts – 0.2%

326	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.877%	1-Month LIBOR	3.000%	10/24/22	BB+	314,840

	Food & Staples Retailing – 0.4%

811	Albertson’s LLC, Term Loan B4	4.627%	1-Month LIBOR	2.750%	8/25/21	Ba2	802,162

	Food Products – 0.6%

573	Jacobs Douwe Egberts, Term Loan B	4.063%	3-Month LIBOR	2.250%	7/04/22	BB	575,791
577	US Foods, Inc., Term Loan B	4.377%	1-Month LIBOR	2.500%	6/27/23	BBB–	581,776
1,150	Total Food Products						1,157,567

	Health Care Equipment & Supplies – 0.2%

441	Acelity, Term Loan B	5.552%	3-Month LIBOR	3.250%	2/02/24	B1	443,304

	Health Care Providers & Services – 1.8%

249	Air Medical Group Holdings, Inc., Term Loan B	6.015%	1-Month LIBOR	4.250%	3/14/25	B1	251,830
156	Community Health Systems, Inc., Term Loan G	4.734%	3-Month LIBOR	3.000%	12/31/19	B2	152,415
278	Community Health Systems, Inc., Term Loan H	4.984%	3-Month LIBOR	3.250%	1/27/21	B2	267,549
800	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	4.627%	1-Month LIBOR	2.750%	6/24/21	BBB–	808,513
319	Envision Healthcare Corporation, Term Loan B, First Lien	4.880%	1-Month LIBOR	3.000%	12/01/23	BB–	321,066
1,239	HCA, Inc., Term Loan B10	3.877%	1-Month LIBOR	2.000%	3/13/25	BBB–	1,249,954
47	HCA, Inc., Term Loan B11	3.627%	1-Month LIBOR	1.750%	3/17/23	BBB–	47,077
328	Millennium Laboratories, Inc., Term Loan B, First Lien	8.377%	1-Month LIBOR	6.500%	12/21/20	CCC+	95,238
250	PharMerica, Term Loan, First Lien	5.211%	1-Month LIBOR	3.500%	12/06/24	B1	251,303
3,666	Total Health Care Providers & Services						3,444,945

	Health Care Technology – 0.4%

743	Emdeon, Inc., Term Loan	4.627%	1-Month LIBOR	2.750%	3/01/24	Ba3	745,147

	Hotels, Restaurants & Leisure – 2.8%

499	Aramark Corporation, Term Loan B1	3.877%	1-Month LIBOR	2.000%	3/11/25	BBB–	502,802
1,269	Burger King Corporation, Term Loan B3	4.294%	1-Month LIBOR	2.250%	2/16/24	Ba3	1,271,061
748	Caesars Resort Collection, Term Loan, First Lien	4.627%	1-Month LIBOR	2.750%	12/23/24	BB	753,945
536	Hilton Hotels Corporation, Term Loan B2	3.872%	1-Month LIBOR	2.000%	10/25/23	BBB–	539,048
735	MGM Growth Properties, Term Loan B	3.877%	1-Month LIBOR	2.000%	4/25/25	BB+	737,870
1,128	Seaworld Parks and Entertainment, Inc., Term Loan B5	5.302%	3-Month LIBOR	3.000%	4/01/24	B	1,125,605
493	YUM Brands, Term Loan B	3.644%	1-Month LIBOR	2.000%	3/28/25	BBB–	492,525
5,408	Total Hotels, Restaurants & Leisure						5,422,856

	Household Products – 0.2%

342	Spectrum Brands, Inc., Refinanced Term Loan	3.856%	2-Month LIBOR	2.000%	6/23/22	BBB–	343,062

	Independent Power & Renewable Electricity Producers – 0.1%

135	Dynegy, Inc., Tranche Term Loan C2	4.604%	1-Month LIBOR	2.750%	2/07/24	Ba1	135,822

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	Internet and Direct Marketing Retail – 0.3%

$500	Uber Technologies, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	$502,890

	IT Services – 2.3%

825	First Data Corporation, Term Loan, First Lien	4.122%	1-Month LIBOR	2.250%	4/26/24	BB+	827,069
376	Gartner, Inc., Term Loan A	3.877%	1-Month LIBOR	2.000%	3/21/22	Ba1	379,641
247	Gartner, Inc., Term Loan B	3.877%	1-Month LIBOR	2.000%	4/05/24	BB+	249,434
987	Leidos Holdings, Inc., Term Loan B	3.688%	1-Month LIBOR	1.750%	8/16/23	BBB–	994,783
496	Tempo Acquisition LLC, Term Loan B	4.877%	1-Month LIBOR	3.000%	5/01/24	B1	499,275
500	Vantiv, Inc., Term Loan B	3.777%	1-Month LIBOR	2.000%	8/09/24	BBB–	503,215
472	Vantiv, Inc., Term Loan B	3.777%	1-Month LIBOR	2.000%	10/14/23	BBB–	475,099
491	WEX, Inc., Term Loan B	4.127%	1-Month LIBOR	2.250%	7/01/23	BB–	495,207
4,394	Total IT Services						4,423,723

	Leisure Products – 0.3%

513	24 Hour Fitness Worldwide, Inc., Term Loan B	6.052%	3-Month LIBOR	3.750%	5/28/21	Ba3	518,121

	Life Sciences Tools & Services – 0.2%

371	Inventiv Health, Inc., Term Loan B	4.127%	1-Month LIBOR	2.250%	8/01/24	BB–	373,240

	Machinery – 0.2%

210	Gates Global LLC, Term Loan B	5.052%	3-Month LIBOR	2.750%	4/01/24	B+	211,397
205	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	4.111%	1-Month LIBOR	2.250%	8/21/24	BB+	206,564
415	Total Machinery						417,961

	Media – 3.3%

986	Cequel Communications LLC, Term Loan B	4.127%	1-Month LIBOR	2.250%	7/28/25	BB	986,123
478	Charter Communications Operating Holdings LLC, Term Loan B	3.880%	1-Month LIBOR	2.000%	4/30/25	BBB–	479,864
250	Cineworld Group PLC, Term Loan B	4.377%	1-Month LIBOR	2.500%	2/28/25	B1	249,966
92	Clear Channel Communications, Inc., Term Loan E, (9)	9.702%	6-Month LIBOR	7.500%	7/30/19	Caa2	72,840
747	Clear Channel Communications, Inc., Tranche D, Term Loan, (9)	8.785%	3-Month LIBOR	6.750%	1/30/19	Caa2	592,547
659	Cumulus Media, Inc., Term Loan B, (9)	4.900%	1-Month LIBOR	3.250%	12/23/20	N/R	556,901
424	Lions Gate Entertainment Corp., Term Loan B	4.104%	1-Month LIBOR	2.250%	3/20/25	Ba2	425,813
667	Meredith, Term Loan B	4.877%	1-Month LIBOR	3.000%	1/31/25	Ba2	671,500
42	Nexstar Broadcasting Group, Term Loan	4.164%	1-Month LIBOR	2.500%	1/17/24	BB+	42,045
325	Nexstar Broadcasting Group, Term Loan B	4.164%	1-Month LIBOR	2.500%	1/17/24	BB+	326,496
486	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.377%	1-Month LIBOR	3.500%	8/15/22	B	488,098
1,484	Univision Communications, Inc., Term Loan C5	4.627%	1-Month LIBOR	2.750%	3/15/24	BB–	1,462,457
6,640	Total Media						6,354,650

	Multiline Retail – 0.5%

740	Dollar Tree, Inc., Term Loan B2	4.250%	N/A	N/A	7/06/22	Baa2	744,166
250	EG America LLC, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B2	249,750
990	Total Multiline Retail						993,916

	Oil, Gas & Consumable Fuels – 0.4%

208	Fieldwood Energy LLC, Term Loan, First Lien, (9)	8.877%	1-Month LIBOR	7.000%	8/31/20	N/R	207,523
122	Fieldwood Energy LLC, Term Loan, Second Lien, (9)	9.437%	6-Month LIBOR	7.125%	9/30/20	N/R	25,623
294	Fieldwood Energy LLC, Term Loan, Second Lien, (cash 7.002%, PIK 2.000%), (9)	9.002%	1-Month LIBOR	7.125%	9/30/20	N/R	282,505
162	Harvey Gulf International Marine, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	D	71,758
22	Harvey Gulf International Marine, Inc., Term Loan A, (WI/DD)	TBD	TBD	TBD	TBD	D	9,779
209	Harvey Gulf International Marine, Inc., Term Loan B, (DD1), (9)	0.000%	N/A	N/A	6/18/20	D	90,571
9	Southcross Holdings Borrower L.P., Term Loan B, First Lien, (cash 3.500%, PIK 5.500%)	3.500%	N/A	N/A	4/13/23	CCC+	8,902
1,026	Total Oil, Gas & Consumable Fuels						696,661

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	Pharmaceuticals – 0.0%

$31	Valeant Pharmaceuticals International, Inc., Term Loan B	5.240%	1-Month LIBOR	3.500%	4/01/22	BB–	$30,935

	Professional Services – 0.7%

510	Formula One Group, Term Loan B	4.377%	1-Month LIBOR	2.500%	2/01/24	B+	509,398
395	Nielsen Finance LLC, Term Loan B4	3.718%	1-Month LIBOR	2.000%	10/04/23	BBB–	396,640
500	On Assignment, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	502,503
1,405	Total Professional Services						1,408,541

	Software – 2.9%

472	BMC Software, Inc., Term Loan, First Lien	5.127%	1-Month LIBOR	3.250%	9/10/22	B+	474,585
723	Ellucian, Term Loan B, First Lien	5.552%	3-Month LIBOR	3.250%	9/30/22	B	725,657
609	Infor (US), Inc., Term Loan B	4.627%	1-Month LIBOR	2.750%	2/01/22	BB	610,750
290	McAfee LLC, Term Loan	6.377%	1-Month LIBOR	4.500%	9/30/24	B1	293,284
129	Micro Focus International PLC, New Term Loan	4.627%	1-Month LIBOR	2.750%	6/21/24	BB–	127,830
871	Micro Focus International PLC, Term Loan B	4.627%	1-Month LIBOR	2.750%	6/21/24	BB–	863,265
1,149	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	BB	1,156,036
410	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4, (WI/DD)	TBD	TBD	TBD	TBD	BB	412,396
916	Tibco Software, Inc., Term Loan, First Lien	5.380%	1-Month LIBOR	3.500%	12/04/20	B1	920,001
5,569	Total Software						5,583,804

	Specialty Retail – 0.2%

462	Petco Animal Supplies, Inc., Term Loan B1	4.772%	3-Month LIBOR	3.000%	1/26/23	B2	340,738
147	Petsmart Inc., Term Loan B, First Lien	4.680%	1-Month LIBOR	3.000%	3/11/22	B1	118,624
609	Total Specialty Retail						459,362

	Technology Hardware, Storage & Peripherals – 1.0%

742	Dell International LLC, Refinancing Term Loan B	3.880%	1-Month LIBOR	2.000%	9/07/23	BBB–	743,214
1,066	Western Digital U.S., Term Loan B3	3.877%	1-Month LIBOR	2.000%	4/29/23	Baa2	1,073,116
1,808	Total Technology Hardware, Storage & Peripherals						1,816,330

	Textiles, Apparel & Luxury Goods – 0.5%

998	Hanesbrands, Term Loan B	3.627%	1-Month LIBOR	1.750%	12/16/24	BBB–	1,003,525

	Transportation Infrastructure – 0.5%

879	Avolon, Repriced Term Loan B2	4.072%	1-Month LIBOR	2.250%	3/21/22	BBB–	880,775

	Wireless Telecommunication Services – 0.4%

743	Sprint Corporation, Term Loan, First Lien	4.438%	1-Month LIBOR	2.500%	2/02/24	Ba2	743,506
$49,808	Total Variable Rate Senior Loan Interests (cost $49,479,827)						48,942,968

Shares	Description (1)	Coupon				Ratings (8)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 6.7% (4.5% of Total Investments)

	Banks – 2.4%

14,040	Boston Private Financial Holdings Inc.	6.950%				N/R	$356,335
3,250	Cobank Agricultural Credit Bank, 144A, (2)	6.125%				BBB+	329,875
4,625	Cobank Agricultural Credit Bank, (2)	6.250%				BBB+	487,938
18,622	Fifth Third Bancorp.	6.625%				Baa3	542,831
9,986	First Republic Bank of San Francisco	7.000%				BBB–	261,633
9,162	FNB Corporation	7.250%				Ba2	265,597
4,450	HSBC Holdings PLC	8.000%				BBB+	116,323
16,275	Huntington BancShares Inc.	6.250%				Baa3	443,494
8,950	KeyCorp	6.125%				Baa3	252,569
14,700	People’s United Financial, Inc., (3)	5.625%				BB+	384,258
18,844	Regions Financial Corporation, (3)	6.375%				BB+	524,052
4,631	Sterling Bancorp/De	6.500%				N/R	120,452
19,300	U.S. Bancorp.	6.500%				A3	539,049
	Total Banks						4,624,406

Shares	Description (1)	Coupon		Ratings (8)	Value

	Capital Markets – 1.6%

19,400	Charles Schwab Corporation, (3)	6.000%		BBB	$505,176
8,046	Charles Schwab Corporation	5.950%		BBB	210,725
25,555	Ladenburg Thalmann Financial Services Inc.	8.000%		N/R	647,053
31,825	Morgan Stanley	7.125%		BB+	918,469
4,700	Morgan Stanley	6.375%		BB+	127,464
19,900	Stifel Financial Corporation, (3)	6.250%		BB–	529,340
	Total Capital Markets				2,938,227

	Consumer Finance – 0.8%

14,600	Capital One Financial Corporation, (3)	6.700%		Baa3	385,878
46,000	GMAC Capital Trust I, (3)	5.785%		B+	1,195,080
	Total Consumer Finance				1,580,958

	Food Products – 0.5%

5,757	CHS Inc.	7.875%		N/R	168,910
16,594	CHS Inc.	7.100%		N/R	466,291
13,405	CHS Inc.	6.750%		N/R	360,997
	Total Food Products				996,198

	Insurance – 0.9%

25,089	Allstate Corporation	6.750%		BBB–	644,787
10,972	Maiden Holdings Limited	8.250%		N/R	211,211
9,470	National General Holding Company	7.500%		N/R	237,129
8,175	National General Holding Company	7.500%		N/R	202,658
13,882	PartnerRe Limited	7.250%		Baa2	385,920
	Total Insurance				1,681,705

	Thrifts & Mortgage Finance – 0.5%

24,550	Federal Agricultural Mortgage Corporation	6.875%		N/R	638,055
13,900	New York Community Bancorp Inc.	6.375%		Ba1	378,497
	Total Thrifts & Mortgage Finance				1,016,552
	Total $25 Par (or similar) Retail Preferred (cost $12,203,823)				12,838,046

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (8)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.7% (4.5% of Total Investments)

	Automobiles – 0.3%

$655	General Motors Financial Company Inc.	5.750%	N/A (10)	BB+	$643,537

	Banks – 3.7%

425	Bank of America Corporation	6.500%	N/A (10)	BBB–	456,918
25	Bank of America Corporation	6.300%	N/A (10)	BBB–	26,813
625	CIT Group Inc., Series A	5.800%	N/A (10)	B+	625,000
450	Citigroup Inc.	5.800%	N/A (10)	BB+	465,610
700	Citigroup Inc.	6.250%	N/A (10)	BB+	739,375
375	Citizens Financial Group Inc.	5.500%	N/A (10)	BB+	382,969
50	Cobank Agricultural Credit Bank	6.250%	N/A (10)	BBB+	53,326
350	Huntington Bancshares Inc./OH	5.700%	N/A (10)	Baa3	351,750
250	JP Morgan Chase & Company	7.900%	N/A (10)	BBB–	251,275
575	JP Morgan Chase & Company	6.750%	N/A (10)	BBB–	627,325
250	JP Morgan Chase & Company	6.100%	N/A (10)	BBB–	262,500
600	M&T Bank Corporation	6.450%	N/A (10)	Baa2	660,000
700	PNC Financial Services Inc.	6.750%	N/A (10)	Baa2	759,850
450	SunTrust Bank Inc.	5.625%	N/A (10)	Baa3	462,938
475	Wells Fargo & Company	5.875%	N/A (10)	Baa2	499,700
500	Zions Bancorporation	7.200%	N/A (10)	BB	540,000
6,800	Total Banks				7,165,349

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon			Maturity	Ratings (8)	Value

	Capital Markets – 0.2%

$275	Goldman Sachs Group Inc.	5.300%			N/A (10)	Ba1	$275,688
125	Morgan Stanley	5.550%			N/A (10)	BB+	128,878
400	Total Capital Markets						404,566

	Consumer Finance – 0.7%

640	Capital One Financial Corporation	5.550%			N/A (10)	Baa3	655,200
625	Discover Financial Services	5.500%			N/A (10)	BB–	610,937
1,265	Total Consumer Finance						1,266,137

	Food Products – 1.3%

2,146	Land O’ Lakes Incorporated, 144A	8.000%			N/A (10)	BB	2,406,202

	Industrial Conglomerates – 0.4%

690	General Electric Capital Corporation	5.000%			N/A (10)	A–	683,100

	Insurance – 0.1%

250	Progressive Corp/The	5.375%			N/A (10)	BBB+	252,812
$12,206	Total $1,000 Par (or similar) Institutional Preferred (cost $12,424,911)						12,821,703

Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity		Value

	STRUCTURED NOTES – 3.4% (2.3% of Total Investments)

168	JPMorgan Chase & Co., Mandatory Exchangeable Note, Linked to Class A Common Stock of First Data Corp. (Cap 110.12% of Issue Price), 144A	8.000%	$16.6770	$18.3647	6/19/18		$2,669,520
40	JPMorgan Chase & Co., Mandatory Exchangeable Note, Linked to the Common Stock of Delta Air Lines, Inc. (Cap 115.38% of Issue Price)	8.000%	$55.5165	$64.0549	7/24/18		2,210,560
25	JPMorgan Chase & Co., Mandatory Exchangeable Note, Linked to the Common Stock of Qorvo, Inc. (Cap 114.56% of Issue Price), 144A	10.000%	$66.2300	$75.8731	7/24/18		1,706,991
	Total Structured Notes (cost $6,705,484)						6,587,071

Shares	Description (1)	Coupon				Ratings (8)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.6% (0.4% of Total Investments)

	Banks – 0.6%

525	Bank of America Corporation	7.250%				BBB–	$676,961
425	Wells Fargo & Company, (3)	7.500%				Baa2	548,250
	Total Convertible Preferred Securities (cost $1,148,608)						1,225,211

Principal Amount (000)	Description (1)	Coupon			Maturity	Ratings (8)	Value

	CORPORATE BONDS – 0.1% (0.0% of Total Investments)

	Media – 0.1%

$133	iHeartCommunications, Inc., (9)	9.000%			12/15/19	Caa2	$104,904
$133	Total Corporate Bonds (cost $125,107)						104,904

Shares	Description (1)						Value

	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)

	Banks – 0.0%

103	Fieldwood Energy Inc.						$2,403
103	Fieldwood Energy Inc., (4)						2,403
	Total Banks						4,806
	Total Common Stock Rights (cost $4,806)						4,806
	Total Long-Term Investments (cost $247,560,997)						274,432,609

Principal Amount (000)/ Shares	Description (1)	Coupon		Maturity	Value

	SHORT-TERM INVESTMENTS – 6.3% (4.2% of Total Investments)

	REPURCHASE AGREEMENTS – 4.5% (3.0% of Total Investments)

$8,540	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $8,541,192, collateralized by $8,875,000 U.S. Treasury Notes, 2.250%, due 10/31/24, value 8,714,513	0.740%		4/02/18	$8,540,490

	INVESTMENT COMPANIES – 1.8% (1.2% of Total Investments)

3,453,530	BlackRock Liquidity Funds T-Fund Portfolio, (12)	1.553%	(13)	N/A	3,453,530
	Total Short-Term Investments (cost $11,994,020)				11,994,020
	Total Investments (cost $259,555,017) – 150.2%				286,426,629
	Borrowings – (49.0)% (14), (15)				(93,500,000)
	Other Assets Less Liabilities – (1.2)% (16)				(2,267,961)
	Net Assets Applicable to Common Shares – 100%				$190,658,668

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (17)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	$41,800,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$1,532,093	$1,532,093

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$108,054,228	$83,853,672	$—	$191,907,900
Variable Rate Senior Loan Interests	—	48,942,968	—	48,942,968
$25 Par (or similar) Retail Preferred	12,020,233	817,813	—	12,838,046
$1,000 Par (or similar) Institutional Preferred	—	12,821,703	—	12,821,703
Structured Notes	—	6,587,071	—	6,587,071
Convertible Preferred Securities	1,225,211	—	—	1,225,211
Corporate Bonds	—	104,904	—	104,904
Common Stock Rights	4,806	—	—	4,806

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Repurchase Agreements	$—	$8,540,490	$—	$8,540,490
Investment Companies	3,453,530	—	—	3,453,530

Investments in Derivatives:
Interest Rate Swaps*	—	1,532,093	—	1,532,093
Total	$124,758,008	$163,200,714	$—	$287,958,722
*	Represents net unrealized appreciation (depreciation).

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$3,227,237	$(4,946,339)	$4,946,339	$(3,227,237)	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of Investments	$261,212,516
Gross unrealized:
Appreciation	$37,174,423
Depreciation	(11,960,310)
Net unrealized appreciation (depreciation) of investments	$25,214,113

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	1,532,093

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $87,550,907.

(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(6)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(7)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(9)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(10)	Perpetual security. Maturity date is not applicable.

(11)	Investments, or portion of investment, represents an outstanding unfunded senior loan commitment.

(12)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(13)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(14)	Borrowings as a percentage of Total Investments is 32.6%.

(15)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $201,368,988 have been pledged as collateral for borrowings.

(16)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(17)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not applicable

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018